Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,115,729	$ 1,344,207
Equity-method investees	456,393	381,802
Other	27,417	27,600
Long-term investments	641,920	462,325
Notes Receivable | Development loans
Schedule of Equity Method Investments [Line Items]
Development loans receivable from equity-method investees	158,110	52,923
Atlantica
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	1,052,703	1,268,140
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	61,064	74,083
Other
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,962	$ 1,984